Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable allowance	$ 42	$ 59	$ 61
Accumulated depreciation	$ 28,145	$ 24,967	$ 22,556
Convertible Preferred Stock par value	$ 0.001	$ 0.000
Convertible Preferred Stock shares authorized	5,000,000	172,200,000
Convertible Preferred Stock shares issued	0	5,547,000
Convertible Preferred Stock shares outstanding	0	5,547,000
Common stock par value	$ 0.001	$ 0.000
Common stock shares authorized	45,000,000	300,000,000
Common stock shares issued	12,644,000	266,000
Common stock shares outstanding	12,644,000	266,000